TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of expected credit losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Gross book value	$ 1,364,217	$ 1,132,923
Impairment loss Provision	$ (49,317)	$ (55,937)
Up to date
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	1.00%	1.00%
Gross book value	$ 1,282,005	$ 961,457
Impairment loss Provision	$ (10,115)	$ (12,550)
From 1 to 90 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	1.00%	1.00%
Gross book value	$ 38,644	$ 122,350
Impairment loss Provision	$ (545)	$ (1,438)
From 91 to 180 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	25.00%	15.00%
Gross book value	$ 4,174	$ 6,510
Impairment loss Provision	$ (1,047)	$ (978)
From 181 to 360 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	35.00%	67.00%
Gross book value	$ 2,749	$ 4,960
Impairment loss Provision	$ (965)	$ (3,325)
Over 360 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	100.00%	100.00%
Gross book value	$ 36,645	$ 37,646
Impairment loss Provision	$ (36,645)	$ (37,646)